Average Annual Total Returns{- Fidelity Worldwide Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity Worldwide Fund	Fidelity Worldwide Fund Return Before Taxes Past 1 year	Fidelity Worldwide Fund Return Before Taxes Past 5 years	Fidelity Worldwide Fund Return Before Taxes Past 10 years	Fidelity Worldwide Fund After Taxes on Distributions Past 1 year	Fidelity Worldwide Fund After Taxes on Distributions Past 5 years	Fidelity Worldwide Fund After Taxes on Distributions Past 10 years	Fidelity Worldwide Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Worldwide Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Worldwide Fund After Taxes on Distributions and Sales Past 10 years	F0341 Past 1 year	F0341 Past 5 years	F0341 Past 10 years
Total	30.83%	15.74%	12.15%	28.43%	14.15%	10.67%	19.86%	12.36%	9.61%	16.39%	12.69%	10.34%